Other Receivables and Prepayments, Net (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Rental deposits	$ 44,633	$ 43,838
Prepaid expenses	71,634	271,965
Other receivables – third parties	14,324
Advances to employees	876	47
Other receivables	131,467	315,850
Less: reserve for doubtful accounts	(87,346)	(48,069)
Other receivables and prepayments, net	$ 44,121	$ 267,781